UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  6/30/99

Check  here  if  Amendment  [ ];  Amendment     Number:  ___
This  Amendment  (Check  only  one.):     [ ]is  a  restatement.
                                          [ ]adds  new  holdings
                                             entries.
Institutional Investment Manager Filing      this  Report:

Name:     Robshaw  &  Julian  Associates,  Inc.

Address:  6255  Sheridan  Drive,  Suite  400,
          Williamsville,  New  York  14221


Form  13F  File  Number:  28-  7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:     James  P.  Julian
Title:    Vice  President
Phone:    716-633-6555

Signature,  Place,  and  Date  of  Signing:

James P. Julian             Williamsville, New York                  08/04/99

[Signature]                     [City, State]                         [Date]

Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

Form  13F  File  Number     Name

28-_7320          Robshaw  &  Julian  Associates,  Inc.

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                              Form 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:        0

Form  13F  Information  Table  Entry  Total:   50

Form  13F  Information  Table  Value  Total:  $204,323
                                         (thousands)

List  of  Other  Included  Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

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
                                        ITEM 4      ITEM 5          ITEM 6                     ITEM 8
ITEM 1 & 2                  ITEM 3       FAIR      SHARES OR      INVESTMENT       ITEM   VOTING AUTHORITY
NAME OF ISSUE                CUSIP      MARKET     PRINCIPAL      DISCRETION        7          SHARES
TITLE OF CLASS              NUMBER       VALUE      AMOUNT    SOLE  SHARED  OTHER  MGRS  SOLE  SHARED  OTHER
-------------------------  ---------  -----------  ---------  ----  ------  -----  ----  ----  ------  -----
INTEL CORP                 458140100   13,892,596    233,489   x                   none   x
COMMON
FANNIE MAE                 313586109   13,347,584    195,569   x                   none   x
COMMON
GENERAL ELECTRIC CO.       369604103   13,039,296    115,392   x                   none   x
COMMON
AFLAC INC                    1055102   12,017,295    251,014   x                   none   x
COMMON
AMERICAN HOME PRODS CORP    26609107   11,479,590    200,080   x                   none   x
COMMON
MERCK & CO INC             589331107   10,320,384    140,175   x                   none   x
COMMON
AUTOMATIC DATA PROCESSING   53015103    9,497,400    215,850   x                   none   x
COMMON
HEWLETT PACKARD CO.        428236103    9,070,929     90,258   x                   none   x
COMMON
WAL MART STORES INC        931142103    8,104,408    167,967   x                   none   x
COMMON
ROYAL DUTCH PETE CO.       780257705    7,396,109    122,757   x                   none   x
COMMON
MBIA INC.                  55262C100    7,191,588    111,067   x                   none   x
COMMON
CORNING INC.               219350105    7,188,935    102,516   x                   none   x
COMMON
SYSCO CORP                 871829107    6,786,339    227,634   x                   none   x
COMMON
PHILIP MORRIS COS INC      718154107    6,684,708    166,338   x                   none   x
COMMON
PEPSICO INC                713448108    6,441,275    166,495   x                   none   x
COMMON
MEDTRONIC                  585055106    5,601,159     71,925   x                   none   x
COMMON
DISNEY WALT COMPANY        254687106    5,428,300    176,172   x                   none   x
COMMON
PRAXAIR INC.               74005P104    5,357,433    109,475   x                   none   x
COMMON
SCHLUMBERGER               806857108    5,330,644     83,700   x                   none   x
COMMON
MCI WORLDCOM               55268B106    4,898,936     56,923   x                   none   x
COMMON
ELI LILLY & CO.            532457108    4,489,097     62,675   x                   none   x
COMMON
SARA LEE CORP              803111103    4,253,543    187,484   x                   none   x
COMMON
MICROSOFT                  594918104    3,914,769     43,407   x                   none   x
COMMON
MONSANTO                   611662107    3,890,616     98,341   x                   none   x
COMMON
CSCO                       17275R102    2,815,919     43,700   x                   none   x
COMMON
SERVICE CORP INTL          817565104    2,530,413    131,450   x                   none   x
COMMON
EMC                        268648102    2,332,000     42,400   x                   none   x
COMMON
EXXON CORP                 302290101    1,395,577     18,095   x                   none   x
COMMON
WARNER LAMBERT             934488107      912,450     13,200   x                   none   x
COMMON
KEY CORP                   493267108      737,048     22,943   x                   none   x
COMMON
BERKSHIRE HATHWAY, CL A     84670108      689,000         10   x                   none   x
COMMON
MORGAN J P & CO INC        616880100      642,928      4,576   x                   none   x
COMMON
M&T                        55261F104      554,950      1,009   x                   none   x
COMMON
COCA COLA CO.              191216100      508,400      8,200   x                   none   x
COMMON
AMERICAN INTL GROUP         26874107      480,842      4,101   x                   none   x
COMMON
DU PONT E I DE NEMOURS     263534109      471,356      6,900   x                   none   x
COMMON
AMERICA ONLINE             02364J104      440,000      4,000   x                   none   x
COMMON
AIR PRODUCTS & CHEM          9158106      434,700     10,800   x                   none   x
COMMON
SCHERING PLOUGH            806605101      399,000      7,600   x                   none   x
COMMON
GENERAL MLS INC            370334104      372,940      4,640   x                   none   x
COMMON
PALL CORP.                 696429307      366,094     16,500   x                   none   x
COMMON
HSBHY                      404280307      363,662        997   x                   none   x
COMMON
PFIZER                     717081103      335,600      3,200   x                   none   x
COMMON
GILLETTE CO.               375766102      319,800      7,800   x                   none   x
COMMON
BRISTOL MYERS SQUIBB       110122108      299,359      4,250   x                   none   x
COMMON
LUCENT                     549463107      277,033      4,108   x                   none   x
COMMON
IBM                        459200101      263,670      2,040   x                   none   x
COMMON
JOHNSON & JOHNSON          478160104      258,034      2,633   x                   none   x
COMMON
COLGATE PALMOLIVE          194162103      256,100      2,600   x                   none   x
COMMON
MOBIL CORP                 607059102      242,925      2,460   x                   none   x
COMMON
                                      204,322,733
                                      -----------

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